Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Receivables of supplier rebates-current	2,039,621	2,089,621
Value-added tax recoverable	248,801	778,503
Prepayment for short-term investment	17,688,930	-
Receivables of government grants	2,023,502	-
Deposits	5,878,679	5,762,505
Advances to suppliers	16,988,630	27,423,181
Advances for stock repurchase	1,770,675	-
Advances for financing services	2,090,000	-
Prepayments and other receivables due from YJW and KeKe - current	35,833,936	69,869,229
Other receivables due from individuals	8,470,589	13,831,607
Other receivables due from 3rd parties	-	22,991,831
Other receivables	4,556,034	5,520,757

Total	97,589,397	148,267,234

Schedule of Allowance for Doubtful Accounts

The movement of the allowance for doubtful accounts is as follows:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	-	-	-

Current period provision	4,262,335	-	-
Write-offs	(4,262,335)	-	-

Balance at the end of the year	-	-	-